Property and Equipment, Net - Schedule of Property and Equipment, Net (Details)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Property and equipment, net
Property and equipment, gross	¥ 76,634,094		¥ 58,925,624
Less: accumulated depreciation and amortization	(34,563,300)		(21,494,883)
Property and equipment, net	42,070,794	$ 6,043,091	37,430,741
Building
Property and equipment, net
Property and equipment, gross	53,049,213		53,049,213
Computer equipment
Property and equipment, net
Property and equipment, gross	3,491,575		599,992
Furniture, fixtures and office equipment
Property and equipment, net
Property and equipment, gross	1,890,013		1,437,949
Motor vehicles
Property and equipment, net
Property and equipment, gross	1,986,506		1,986,506
Software
Property and equipment, net
Property and equipment, gross	1,797,197		1,156,779
Leasehold Improvements
Property and equipment, net
Property and equipment, gross	¥ 14,419,590		¥ 695,185